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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-03564


                   	  Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Mid Cap Growth Fund
Schedule of Investments  12/31/09

Shares                                                               Value

          COMMON STOCKS - 98.4 %
          Energy - 5.6 %
          Coal & Consumable Fuels - 1.4 %
47,300    Alpha Natural Resources, Inc. * (b)                     $ 2,051,874
47,000    Consol Energy, Inc.                                       2,340,600
                                                                  $ 4,392,474
          Oil & Gas Equipment And Services - 0.6 %
94,400    Exterran Holdings, Inc. * (b)                           $ 2,024,880
          Oil & Gas Exploration & Production - 3.6 %
40,100    Newfield Exploration Co. *                              $ 1,934,023
22,900    Noble Affiliates, Inc.                                    1,630,938
43,300    Range Resources Corp.                                     2,158,505
183,200   SandRidge Energy, Inc. * (b)                              1,727,576
50,700    Southwestern Energy Co. *                                 2,443,740
45,000    ST. Mary Land & Exploration Co.                           1,540,800
                                                                  $11,435,582
          Total Energy                                            $17,852,936
          Materials - 5.7 %
          Diversified Chemical - 2.3 %
86,900    FMC Corp.                                               $ 4,845,544
200,000   Solutia, Inc. *                                           2,540,000
                                                                  $ 7,385,544
          Diversified Metals & Mining - 0.3 %
13,679    Freeport-McMoRan Copper & Gold, Inc. (Class B) *        $ 1,098,287
          Gold - 0.2 %
65,854    Yamana Gold, Inc.                                       $   749,419
          Industrial Gases - 0.9 %
60,000    Airgas, Inc.                                            $ 2,856,000
          Metal & Glass Containers - 0.5 %
62,900    Crown Holdings, Inc. *                                  $ 1,608,982
          Paper Products - 0.4 %
16,276    Schweitzer-Mauduit International, Inc.                  $ 1,145,017
          Steel - 1.1 %
199,000   Steel Dynamics, Inc.                                    $ 3,526,280
          Total Materials                                         $18,369,529
          Capital Goods - 8.6 %
          Aerospace & Defense - 3.5 %
120,000   BE Aerospace, Inc. *                                    $ 2,820,000
66,200    DigitalGlobe, Inc. *                                      1,602,040
111,300   Hexcel Corp. *                                            1,444,674
38,300    ITT Corp.                                                 1,905,042
30,000    Precision Castparts Corp.                                 3,310,500
                                                                  $11,082,256
          Construction & Engineering - 0.5 %
90,900    KBR Inc.                                                $ 1,727,100
          Construction & Farm Machinery & Heavy Trucks - 0.6 %
40,000    Joy Global, Inc. (b)                                    $ 2,063,600
          Electrical Component & Equipment - 0.7 %
50,500    Cooper Industries Plc                                   $ 2,153,320
          Industrial Machinery - 2.8 %
55,000    Crane Co.                                               $ 1,684,100
9,700     Flowserve Corp.                                             916,941
128,962   Kennametal, Inc.                                          3,342,695
57,073    SPX Corp.                                                 3,121,893
                                                                  $ 9,065,629
          Trading Companies & Distributors - 0.5 %
15,900    W.W. Grainger, Inc. (b)                                 $ 1,539,597
          Total Capital Goods                                     $27,631,502
          Commercial Services & Supplies - 4.9 %
          Diversified Support Services - 0.7 %
62,300    Copart, Inc. *                                          $ 2,282,049
          Environmental & Facilities Services - 0.7 %
36,700    Stericycle, Inc. * (b)                                  $ 2,024,739
          Research & Consulting Services - 2.8 %
78,600    CoStar Group, Inc. *                                    $ 3,283,122
79,000    IHS, Inc.  * (b)                                          4,329,990
17,000    The Dun & Bradstreet Corp.                                1,434,290
                                                                  $ 9,047,402
          Security & Alarm Services - 0.7 %
89,500    Corrections Corp. of America * (b)                      $ 2,197,225
          Total Commercial Services & Supplies                    $15,551,415
          Transportation - 1.4 %
          Airlines - 1.4 %
23,000    Copa Holdings SA *                                      $ 1,252,810
271,700   Delta Air Lines, Inc. *                                   3,091,946
                                                                  $ 4,344,756
          Total Transportation                                    $ 4,344,756
          Consumer Durables & Apparel - 2.6 %
          Apparel, Accessories & Luxury Goods - 0.5 %
40,000    The Warnaco Group, Inc. *                               $ 1,687,600
          Footwear - 0.4 %
14,300    Deckers Outdoor Corp. *                                 $ 1,454,596
          Housewares & Specialties - 1.7 %
171,600   Jarden Corp. (b)                                        $ 5,304,156
          Total Consumer Durables & Apparel                       $ 8,446,352
          Consumer Services - 4.7 %
          Casinos & Gaming - 1.0 %
34,900    Bally Technologies, Inc. * (b)                          $ 1,441,021
40,700    WMS Industries, Inc. *                                    1,628,000
                                                                  $ 3,069,021
          Education Services - 0.4 %
25,100    DeVry, Inc.                                             $ 1,423,923
          Hotels, Resorts & Cruise Lines - 1.3 %
97,200    7 Days Group Holding Ltd. *                             $ 1,213,056
138,100   Wyndham Worldwide Corp.                                   2,785,477
                                                                  $ 3,998,533
          Restaurants - 2.0 %
74,000    Burger King Holdings, Inc.                              $ 1,392,680
32,500    Cracker Barrel Old Country Store, Inc.                    1,234,675
55,900    Darden Restaurants, Inc.                                  1,960,413
55,000    Yum! Brands, Inc.                                         1,923,350
                                                                  $ 6,511,118
          Total Consumer Services                                 $15,002,595
          Media - 1.1 %
          Broadcasting - 0.2 %
10,240    Liberty Media Corp. (Starz) *                           $   472,576
          Cable & Satellite - 0.5 %
49,417    Direct TV Group, Inc. *                                 $ 1,648,057
          Publishing - 0.4 %
30,500    John Wiley & Sons, Inc.                                 $ 1,277,340
          Total Media                                             $ 3,397,973
          Retailing - 7.4 %
          Apparel Retail - 4.0 %
137,000   Guess?, Inc. (b)                                        $ 5,795,100
37,500    Ross Stores, Inc.                                         1,601,625
43,400    TJX Companies, Inc.                                       1,586,270
113,000   Urban Outfitters, Inc. *                                  3,953,870
                                                                  $12,936,865
          Automotive Retail - 0.8 %
60,900    Advance Auto Parts, Inc.                                $ 2,465,232
          Distributors - 1.4 %
233,700   LKQ Corp. *                                             $ 4,578,183
          Internet Retail - 0.7 %
68,200    Nutri/System, Inc. * (b)                                $ 2,125,794
          Specialty Stores - 0.5 %
60,000    Staples, Inc.                                           $ 1,475,400
          Total Retailing                                         $23,581,474
          Food & Drug Retailing - 1.1 %
          Drug Retail - 1.1 %
104,600   CVS/Caremark Corp.                                      $ 3,369,166
          Total Food & Drug Retailing                             $ 3,369,166
          Food Beverage & Tobacco - 4.6 %
          Distillers & Vintners - 0.8 %
158,200   Constellation Brands, Inc. *                            $ 2,520,126
          Packaged Foods & Meats - 2.4 %
113,821   American Italian Pasta Co. *                            $ 3,959,833
58,800    The J.M. Smucker Co.                                      3,630,900
                                                                  $ 7,590,733
          Soft Drinks - 1.4 %
97,600    Fomento Economico Mexicano SA de C.V.                   $ 4,673,088
          Total Food Beverage & Tobacco                           $14,783,947
          Household & Personal Products - 1.1 %
          Personal Products - 1.1 %
75,300    Estee Lauder Co.                                        $ 3,641,508
          Total Household & Personal Products                     $ 3,641,508
          Health Care Equipment & Services - 5.9 %
          Health Care Distributors - 0.4 %
26,000    Henry Schein, Inc. *                                    $ 1,367,600
          Health Care Equipment - 2.7 %
17,600    Edwards Lifesciences Corp. *                            $ 1,528,560
199,600   Hologic, Inc. * (b)                                       2,894,200
9,800     Surgical Intuitive, Inc. * (b)                            2,972,536
44,400    Thoratec Corp. *                                          1,195,248
                                                                  $ 8,590,544
          Health Care Services - 1.3 %
29,900    Express Scripts, Inc. *                                 $ 2,584,855
26,500    Mednax, Inc. *                                            1,592,915
                                                                  $ 4,177,770
          Health Care Supplies - 0.7 %
55,600    Inverness Medical Innovations, Inc. * (b)               $ 2,307,956
          Health Care Technology - 0.8 %
20,000    AthenaHealth, Inc. * (b)                                $   904,800
77,000    MedAssets, Inc. *                                         1,633,170
                                                                  $ 2,537,970
          Total Health Care Equipment & Services                  $18,981,840
          Pharmaceuticals & Biotechnology - 4.7 %
          Biotechnology - 2.0 %
36,800    Alexion Pharmaceuticals, Inc. *                         $ 1,796,576
20,800    United Therapeutics Corp. *                               1,095,120
78,600    Vertex Pharmaceuticals, Inc. * (b)                        3,368,010
                                                                  $ 6,259,706
          Life Sciences Tools & Services - 0.5 %
31,200    Life Technologies Corp. *                               $ 1,629,576
          Pharmaceuticals - 2.2 %
55,600    Allergan, Inc.                                          $ 3,503,356
236,100   Cardiome Pharma Corp. * (b)                               1,050,645
138,300   Mylan, Inc. * (b)                                         2,548,869
                                                                  $ 7,102,870
          Total Pharmaceuticals & Biotechnology                   $14,992,152
          Banks - 0.6 %
          Regional Banks - 0.6 %
330,400   KeyCorp                                                 $ 1,833,720
          Total Banks                                             $ 1,833,720
          Diversified Financials - 2.6 %
          Asset Management & Custody Banks - 1.6 %
128,000   Invesco Ltd.                                            $ 3,006,720
42,500    Northern Trust Corp.                                      2,227,000
                                                                  $ 5,233,720
          Investment Banking & Brokerage - 0.5 %
37,600    Lazard Ltd.                                             $ 1,427,672
          Specialized Finance - 0.5 %
14,600    IntercontinentalExchange Inc. *                         $ 1,639,580
          Total Diversified Financials                            $ 8,300,972
          Insurance - 3.5 %
          Life & Health Insurance - 1.5 %
98,100    Lincoln National Corp.                                  $ 2,440,728
130,000   Unum Group Corp.                                          2,537,600
                                                                  $ 4,978,328
          Property & Casualty Insurance - 2.0 %
149,200   Assured Guaranty Ltd.                                   $ 3,246,592
107,889   Axis Capital Holdings Ltd.                                3,065,126
                                                                  $ 6,311,718
          Total Insurance                                         $11,290,046
          Real Estate - 1.1 %
          Diversified Real Estate Investment Trust - 0.3 %
15,455    Vornado Realty Trust (b)                                $ 1,080,923
          Real Estate Services - 0.8 %
40,500    Jones Lang LaSalle, Inc.                                $ 2,446,200
          Total Real Estate                                       $ 3,527,123
          Software & Services - 19.1 %
          Application Software - 7.0 %
82,300    Ansys, Inc. * (b)                                       $ 3,576,758
40,300    Citrix Systems, Inc. *                                    1,676,883
75,900    Concur Technologies, Inc. * (b)                           3,244,725
80,000    Informatica Corp. *                                       2,068,800
94,300    Longtop Financial Technologies (A.D.R.) *                 3,490,986
320,100   Nuance Communications, Inc. * (b)                         4,974,354
70,000    SuccessFactors, Inc. * (b)                                1,160,600
244,100   TIBCO Software, Inc. *                                    2,350,683
                                                                  $22,543,789
          Data Processing & Outsourced Services - 4.4 %
38,000    Alliance Data Systems Corp. * (b)                       $ 2,454,420
162,600   Cybersource Corp. *                                       3,269,886
52,600    Hewitt Associates, Inc.  *                                2,222,876
24,000    MasterCard, Inc. (b)                                      6,143,520
                                                                  $14,090,702
          Internet Software & Services - 3.5 %
130,114   Akamai Technologies, Inc. * (b)                         $ 3,295,788
6,300     Google, Inc. *                                            3,905,874
71,800    VistaPrint N.V. * (b)                                     4,068,188
                                                                  $11,269,850
          It Consulting & Other Services - 1.9 %
98,400    Amdocs Ltd. *                                           $ 2,807,352
71,713    Cognizant Tech Solutions Corp. *                          3,248,599
                                                                  $ 6,055,951
          Systems Software - 2.3 %
57,800    BMC Software, Inc. *                                    $ 2,317,780
69,800    McAfee, Inc. *                                            2,831,786
47,000    Sybase, Inc. *                                            2,039,800
                                                                  $ 7,189,366
          Total Software & Services                               $61,149,658
          Technology Hardware & Equipment - 2.4 %
          Communications Equipment - 1.6 %
220,000   Brocade Communications Systems, Inc. *                  $ 1,678,600
226,223   Finisar Corp. * (b)                                       2,017,909
69,010    Riverbed Technology, Inc. *                               1,585,160
                                                                  $ 5,281,669
          Computer Hardware - 0.8 %
11,900    Apple Inc. *                                            $ 2,509,234
          Total Technology Hardware & Equipment                   $ 7,790,903
          Semiconductors - 7.4 %
          Semiconductor Equipment - 0.5 %
65,000    Tessera Technologies, Inc. *                            $ 1,512,550
          Semiconductors - 6.9 %
113,000   Analog Devices, Inc.                                    $ 3,568,540
30,432    Atheros Communications, Inc. * (b)                        1,041,992
32,468    Cree, Inc. * (b)                                          1,830,221
320,100   LSI Corp. *                                               1,923,801
212,100   Marvell Technology Group Ltd. *                           4,401,075
764,100   ON Semiconductor Corp. * (b)                              6,731,721
190,500   Skyworks Solutions, Inc. * (b)                            2,703,195
                                                                  $22,200,545
          Total Semiconductors                                    $23,713,095
          Utilities - 2.3 %
          Gas Utilities - 1.1 %
45,000    EQT Corp.                                               $ 1,976,400
35,000    Questar Corp.                                             1,454,950
                                                                  $ 3,431,350
          Independent Power Producer & Energy Traders - 1.2 %
174,500   AES Corp. *                                             $ 2,322,595
66,700    NRG Energy, Inc. * (b)                                    1,574,785
                                                                  $ 3,897,380
          Total Utilities                                         $ 7,328,730
          TOTAL COMMON STOCKS
          (Cost  $254,613,707)                                    $314,881,392
Principal
Amount ($)TEMPORARY CASH INVESTMENTS                                 Value
          Securities Lending Collateral  - 16.0% (c)
          Certificates of Deposit:
1,519,410 Bank of Nova Scotia, 0.19%, 2/17/10                     $1,519,410
1,519,410 DnB NOR Bank ASA NY, 0.2%, 2/17/10                       1,519,410
553,116   Nordea Bank Finland, 0.19%, 1/28/10                        553,116
1,381,315 Svenska NY, 0.20%, 3/30/10                               1,381,315
1,657,538 Rabobank Nederland NY, 0.19%, 3/2/10                     1,657,538
148,160   Westpac Banking NY, 1.35%, 3/19/10                         148,160
1,381,282 Societe Generale, 0.21%, 3/4/10                          1,381,282
1,519,410 CBA Financial, 0.27%, 1/3/11                             1,519,410
420,725   BNP Paribas, 0.78%, 6/4/10                                 420,725
981,270   Wachovia Bank NA, 1.17%, 5/14/10                           981,270
                                                                  $11,081,636
          Commercial Paper:
1,104,372 BBVA London, 0.28%, 3/18/10                             $1,104,372
296,443   US Bancorp, 0.26%, 5/6/10                                  296,443
278,231   American Honda Finance, 0.22%, 2/5/10                      278,231
414,750   GE Capital Corp., 0.45%, 8/20/10                           414,750
149,530   GE Capital Corp., 0.38%, 10/21/10                          149,530
150,530   GE Capital Corp., 0.34%, 10/6/10                           150,530
1,104,694 HND AF, 0.18%, 3/2/10                                    1,104,694
1,518,996 HSBC, 0.20%, 2/19/10                                     1,518,996
154,070   John Deer Capital Corp., 0.36%, 7/6/10                     154,070
1,169,965 JPMorgan Chase & Co., 0.57%, 9/24/10                     1,169,965
1,380,813 NABPP, 0.19%, 3/8/10                                     1,380,813
1,076,592 PARFIN, 0.25%, 4/19/10                                   1,076,592
1,380,721 Cafco, 0.20%, 3/15/10                                    1,380,721
1,518,931 Char FD, 0.18%, 3/5/10                                   1,518,931
1,379,881 WSTPAC, 0.25%, 5/27/10                                   1,379,881
828,465   Ciesco, 0.20%, 3/8/10                                      828,465
690,457   Ciesco, 0.20%, 2/18/10                                     690,457
1,381,008 Fasco, 0.17%, 2/12/10                                    1,381,008
691,614   Kithaw, 0.21%, 3/2/10                                      691,614
708,472   Kithaw, 0.20%, 2/23/10                                     708,472
948,537   Old LLC, 0.19%, 3/17/10                                    948,537
387,331   Old LLC, 0.18%, 2/17/10                                    387,331
471,552   Ranger, 0.20%, 3/12/10                                     471,552
469,554   SRCPP, 0.19%, 2/3/10                                       469,554
966,693   SRCPP, 0.19%, 2/10/10                                      966,693
414,025   TB LLC, 0.19%, 2/8/10                                      414,025
759,286   TB LLC, 0.20%, 3/5/10                                      759,286
276,396   TB LLC, 0.10%, 2/9/10                                      276,396
1,576,077 Bank of America, 0.87%, 5/12/10                          1,576,077
276,296   BBVA Senior US, 0.30%, 3/12/10                             276,296
1,566,397 Santander, 0.33%, 7/23/10                                1,566,394
552,311   WFC, 0.49%, 8/20/10                                        552,311
                                                                  $26,042,987
          Tri-party Repurchase Agreements:
5,525,126 Deutsche Bank, 0.01%, 1/4/10                            $5,525,126
2,762,563 JPMorgan, 0.0%, 1/4/10                                   2,762,563
3,732,361 Barclays Capital Markets, 0.0%, 1/4/10                   3,732,361
                                                                  $12,020,050
Shares
          Money Market Mutual Funds:
1,105,025 Dreyfus Preferred Money Market Fund                     $1,105,025
1,105,025 Blackrock Liquidity Temporary Cash Fund                  1,105,025
                                                                  $2,210,050
          Total Securities Lending Collateral                     $51,354,723
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $51,354,723)                                     $51,354,723
          TOTAL INVESTMENT IN SECURITIES - 114.4%
          (Cost  $305,968,430) (a)                                $366,236,115
          OTHER ASSETS AND LIABILITIES - (14.4)%                  $(46,146,525)
          TOTAL NET ASSETS - 100.0%                               $320,089,590

(A.D.R.)  American Depositary Receipt

*         Non-income producing security.

(a) At December 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $310,904,051 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost               $60,951,242

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                (5,619,178)

          Net unrealized gain                                     $55,332,064

(b)       At December 31, 2009, the following securities were out on loan:

Shares                            Security                           Value
127,600   Akamai Technologies, Inc. *                              3,232,108
37,600    Alliance Data Systems Corp. *                            2,428,584
19,000    Alpha Natural Resources, Inc. *                            824,220
2,900     Ansys, Inc. *                                              126,034
18,900    AthenaHealth, Inc. *                                       855,036
9,800     Atheros Communications, Inc. *                             335,552
29,500    Bally Technologies, Inc. *                               1,218,055
193,700   Cardiome Pharma Corp. *                                    825,162
26,900    Concur Technologies, Inc. *                              1,149,975
23,600    Corrections Corp. of America *                             579,380
800       Cree, Inc. *                                                45,096
90,900    Exterran Holdings, Inc. *                                1,949,805
218,900   Finisar Corp. *                                          1,952,588
12,600    Guess?, Inc.                                               532,980
131,600   Hologic, Inc. *                                          1,908,200
17,000    IHS, Inc.  *                                               931,770
700       Surgical Intuitive, Inc. *                                 212,324
25,100    Inverness Medical Innovations, Inc. *                    1,041,901
44,500    Jarden Corp.                                             1,375,495
34,500    Joy Global, Inc.                                         1,779,855
22,500    MasterCard, Inc.                                         5,759,550
136,000   Mylan, Inc. *                                            2,506,480
40,325    NRG Energy, Inc. *                                         952,073
123,000   Nuance Communications, Inc. *                            1,911,420
67,500    Nutri/System, Inc. *                                     2,103,975
10,000    ON Semiconductor Corp. *                                    88,100
168,300   SandRidge Energy, Inc. *                                 1,587,069
500       Skyworks Solutions, Inc. *                                   7,095
27,900    Stericycle, Inc. *                                       1,539,243
60,100    SuccessFactors, Inc. *                                     996,458
77,500    Vertex Pharmaceuticals, Inc. *                           3,320,875
22,500    VistaPrint N.V. *                                        1,274,850
1,907     Vornado Realty Trust                                       133,376
9,000     W.W. Grainger, Inc.                                        871,470
          Total                                                   $
46,356,154

(c)   Securities lending collateral is managed by Credit Suisse AG, New York
Branch.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets:

			  Level 1      Level 2   Level 3    Total
Common stocks          	  $314,881,892 $0	   $0 $314,881,892
Temporary Cash Investments   2,210,050 49,144,673  0   51,354,723
Total                     $317,091,442 $49,144,673 $0 $366,236,115

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2010

* Print the name and title of each signing officer under his or her signature.